Debt - Financing Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	May 03, 2016	Dec. 31, 2015	May 23, 2013
Debt Instrument [Line Items]
Deferred financing cost, net	$ 214		$ 301
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Lender finance fee	1.00%
Deferred financing cost, net			$ 28	$ 500
Unamortized discount	$ 200	$ 200